Equity	12 Months Ended
Dec. 31, 2021
Disclosure of investments accounted for using equity method [text block] [Abstract]
Equity
29.	Equity:

(a)	Authorized, subscribed and paid shares:

As of December 31, 2021, the paid-in capital of Banco de Chile is represented by 101,017,081,114 registered shares (101,017,081,114 in 2020), with no par value, subscribed and fully paid.

(b)	Shares:

The following table shows the share movements from December 31, 2019 to December 31, 2021:

Total Ordinary Shares
Total shares as of December 31, 2019	101,017,081,114
Total shares as of December 31, 2020	101,017,081,114
Total shares as of December 31, 2021	101,017,081,114

(c)	Shareholders’ composition:

As of December 31, 2020, the shareholder composition was as follows:

Corporate Name or Shareholder’s Name	Shares	% of Equity Holding

LQ Inversiones Financieras S.A.	46,815,289,329	46.34
Banchile Corredores de Bolsa S.A.	6,119,467,747	6.06
Inversiones LQ-SM Limitada	4,854,988,014	4.81
Other minority shareholders	43,227,336,024	42.79
Total	101,017,081,114	100.00

As of December 31, 2021, the shareholder composition was as follows:

Corporate Name or Shareholder’s Name	Shares	% of Equity Holding

LQ Inversiones Financieras S.A.	46,815,289,329	46.34
Banchile Corredores de Bolsa S.A.	5,745,082,033	5.69
Inversiones LQ-SM Limitada	4,854,988,014	4.81
Other minority shareholders	43,601,721,738	43.16
Total	101,017,081,114	100.00

(d)	Approval and payment of dividends:

At the Bank Ordinary Shareholders’ Meeting held on March 25, 2021, the distribution and payment of dividend No. 209 of Ch$2.18053623438 per share of the Banco de Chile was approved, with charge to the net distributable income for the year ended as of December 31, 2020. The dividends paid in the year 2021 amounted to Ch$220,271 million.

At the Bank Ordinary Shareholders’ Meeting held on March 26, 2020, the distribution and payment of dividend No. 208 of Ch$3.47008338564 per share of the Banco de Chile was approved, with charge to the net distributable income for the year ended as of December 31, 2019. The dividends paid in the year 2020 amounted to Ch$350,538 million.

The following dividends were declared and paid by the Bank for the year ended as of December 31, 2019, 2020 and 2021:

	2019	2020	2021
Dividends on ordinary shares MCh$ :	356,311	350,538	220,271
Dividends per ordinary share Ch$ (*):	3.53	3.47	2.18

(*)	Dividends per share are calculated by dividing the amount of the dividend paid during each year by the previous year’s number of shares outstanding.

(e)	Provision for minimum dividends:

The Chilean Corporations Law mandates a minimum distribution of 30% of distributable income. Accordingly, the Bank recorded a liability under the line item “Provisions” for an amount of Ch$237,877 million (Ch$138,932 million in December 31, 2020) against “Retained earnings”.

(f)	Other comprehensive income:

In accordance with Note No. 2(i) (iii), the fair market value adjustment for financial assets at fair value through other comprehensive income is generated by fluctuations in the fair value of that portfolio, with a charge or credit to equity, net of deferred taxes (see Note No. 12). For the year ended 2021, there was a net charge to equity in an amount of Ch$48,742 million (a net charge to equity for Ch$6,236 million in 2020).

Cash flow hedge adjustment consists of the portion of income of hedge instruments registered in equity produced in a cash flow hedge. For the year ended December 31, 2021, there was a net credit to equity in an amount of Ch$133,135 million (a net credit to equity for Ch$7,561 million for the period 2020).

(g)	Retained earnings from previous years:

During the year 2021, the Ordinary Shareholders Meeting of Banco de Chile agreed to deduct and withhold from the 2020 liquid income, an amount equivalent to the value effect of the monetary unit of paid capital and reserves according to the variation in the Consumer Price Index, which occurred between November 2019 and November 2020, amounting to Ch$95,989 million. Additionally, the Board determined to withhold 30% of the remaining liquid income, which was equivalent to Ch$146,848 million.

(h)	Earnings per share:

Earnings per share is calculated by dividing the net profit for the year attributable to the ordinary equity holders of the Bank by the weighted average number of ordinary shares outstanding during the year.

The following table shows the income and share data used in the calculation of EPS:

	As of December 31,
	2019	2020	2021
Basic and diluted earnings per share:

Net profits attributable to ordinary equity holders of the Bank (MCh$)	603,744	401,629	1,056,316
Weighted average number of ordinary shares	101,017,081,114	101,017,081,114	101,017,081,114
Earnings per share (Ch$)	5.98	3.98	10.46

During the periods presented the Bank did not have any instruments that could lead to a dilution of its ordinary shares.

There have been no transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of the completion of these financial statements.